INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ (376)	$ (247)	$ 46
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	13	0	0
Total income tax related to items credited (charged) directly to equity and other comprehensive income	(363)	(247)	46
Available-for-sale
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	56	0	0
Current tax expense (benefit)
Realized gain (loss) on investments in equity instruments at FVOCI	4	0	0
Deferred tax expense (benefit)
Realized gain (loss) on investments in equity instruments at FVOCI	9	0	0
(Loss) gain on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(28)	(244)	380
Recognized actuarial (loss) gain
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(69)	32	(228)
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ (335)	$ (35)	$ (106)